Interest Rate Derivatives and Fair Value Measurements - Additional Information (Detail) - USD ($)		12 Months Ended
	Mar. 19, 2014	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Nominal Value of Interest Rate Agreements	$ 277,000,000
Realized loss on derivative instruments	$ 307,000
Credit facility termination date		Mar. 19, 2014
Unrealized gain / (loss) on interest rate derivatives			$ 1,944,000
Nominal value of company's interest rate agreements qualify for hedge accounting		$ 0
Derivative instruments fair value (liability)
Minimum [Member]
Derivatives, Fair Value [Line Items]
Credit facility requirement for percentage of debt to be hedged		50.00%